UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001550052

THOR 2026-A LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Lesley Nau, Chief Accounting Officer (407) 395-6970

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Certified Public Accountants, dated April 9, 2026, obtained by the securitizer, with respect to certain agreed-upon procedures performed by Grant Thornton LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date April 10, 2026

Holiday Inn Club Vacations Incorporated (Securitizer)

By:	/s/ Lesley Nau
Name: Lesley Nau
Title: Chief Accounting Officer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Report of Independent Certified Public Accountants, dated April 9, 2026